Loans and Borrowings (Details) - Schedule of presents the changes in the working capital loans - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Presents the Changes in the Working Capital Loans [Abstract]
At January 1	$ 4,721,366
Additions – working capital loans		$ 4,499,994
Interest (note 9)	88,757	221,372
Repayment of working capital loans	$ (4,810,123)
At December 31		$ 4,721,366